Clearwater Investment Trust

30 East 7th Street, Suite 2000

St. Paul, Minnesota 55101-4930

May 5, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Clearwater Investment Trust

Post-Effective Amendment No. 70 (1933 Act Registration No. 33-12289; 1940 Act Registration No. 811-05038)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“Rule 497”), this letter certifies that the Prospectus that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 70, and that the text of Post-Effective Amendment No. 70 was filed electronically on April 29, 2026 (Accession No. 0001193125-26-192120), with an effective date of April 30, 2026.

Please address all comments regarding this filing to the undersigned at (651) 215-4402.

Very truly yours,

/s/ Jason K. Mitchell
Jason K. Mitchell